SUNAMERICA SERIES TRUST

Supplement to the Prospectus dated May 2, 2005

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to Massachusetts Financial Services Company's management of the MFS Total Return Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Adviser/ Subadviser	Name and Title of Portfolio Manager (and/or Management Team)	Experience
MFS Total Return Portfolio	MFS	Investment team includes: - Brooks Taylor Vice President and Portfolio Manager	Mr. Taylor is a Portfolio Manager of the Portfolio's equity portion. He joined MFS in 1996. Mr. Taylor is the team leader of this portfolio.
		- Steven R. Gorham Senior Vice President and Portfolio Manager	Mr. Gorham, a manager of the Portfolio's equity portion, joined MFS in 1992, and has been a portfolio manager since 2002.
		- Michael W. Roberge Senior Vice President and Portfolio Manager	Mr. Roberge, a manager of the Portfolio's fixed income portion, joined MFS in 1996, and has been a portfolio manager since 2002.
- Kenneth J. Enright Senior Vice President and Portfolio Manager

Mr. Enright, a manager of the Portfolio's equity portion, joined MFS in 19986 as a research analyst. He became an Assistant Vice President in 1987, Vice President in 1988, portfolio manager in 1993 and Senior Vice President in 1999.

- William P. Douglas Vice President and Portfolio Manager

Mr. Douglas, a manager of the Portfolio's mortgage backed debt securities portion, joined MFS in 2004. Prior to joining MFS he served as Vice President and Senior Mortgage Analyst at Wellington Management Company, LLP from 1994 to 2004.

		- Richard O. Hawkins Senior Vice President and Portfolio Manager	Mr. Hawkins, a manager of the Portfolio's debt securities portion, has served MFS in the investment management area since 1988.
		- Alan T. Langsner Vice President and Portfolio Manager	Mr. Langsner, a manager of the Portfolio's multi-cap value equities portion, joined MFS in 1999, and has been a portfolio manager since 2004.

Dated: October 26, 2005

Class 1 (Version D)